Performance Share Units - Summary of Information Related to PSUs (Detail) - Performance Shares - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units beginning balance	16,350,000
Number of units granted	6,325,000	16,350,000
Number of units vested	0	0
Number of units ending balance	22,675,000	16,350,000
Weighted average fair value beginning balance	$ 1.41
Weighted average fair value units granted	2.05	$ 1.41
Weighted average fair value units vested	0	0
Weighted average fair value ending balance	$ 1.59	$ 1.41
Total fair value beginning balance	$ 23,054
Total fair value units granted	12,966	$ 23,054
Total fair value units vested	0	0
Total fair value ending balance	$ 36,020	$ 23,054